Loss per share (Details) - Schedule of loss per share		12 Months Ended
		Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Schedule of loss per share [Abstract]
Loss attributable to owners of the Company		SFr (8,200,165)	$ (8,200,165)	SFr (6,631,901)	$ (6,631,901)	SFr (11,496,401)	$ (11,496,401)
Weighted average number of shares outstanding	[1]	6,014,146	6,014,146	2,909,056	2,909,056	795,043	795,043
Basic and diluted loss per share | (per share)		SFr (1.36)	$ (1.36)	SFr (2.28)	$ (2.28)	SFr (14.46)	$ (14.46)

[1]	The basic and diluted loss per share for the year ended December 31, 2018 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018 and the reverse-split ratio of 20 to 1 following the “reverse share split” on May 1, 2019.